Accounts Receivable (Details Narrative) (Sound Concepts, Inc.) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sound Concepts, Inc. [Member]
Bad debt expense	$ 23,000	$ 81,000	$ 78,000